STOCK OPTIONS AND WARRANTS (Details 1)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Equity [Abstract]
Outstanding at the beginning (in shares) | shares
Outstanding at the beginning (in dollars per shares) | $ / shares
Aggregate intrinsic value, outstanding at the beginning | $
Granted (in shares) | shares	3,826,500
Granted (in dollars per shares) | $ / shares	$ 3.28
Exercised (in shares) | shares
Exercised (in dollars per shares) | $ / shares
Expired (in shares) | shares
Expired (in dollars per shares) | $ / shares
Forfeited (in shares) | shares	(1,916,016)
Forfeited (in dollars per shares) | $ / shares	$ 4.00
Outstanding at the end (in shares) | shares	1,910,484
Outstanding at the end (in dollars per shares) | $ / shares	$ 2.55
Weighted Average Remaining Contractual Life (years)	9 years 9 months 18 days
Aggregate intrinsic value, outstanding at the end | $
Number of share exercisable | shares
Weighted Average Exercise Price exercisable | $ / shares
Aggregate Intrinsic Value exercisable | $